Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Details
Operating lease expense	$ 1,839,767
Operating cash flows from operating leases	$ 1,804,066
Weighted-average remaining lease term –operating leases (in years)	7.09
Weighted-average discount rate –operating leases	4.74%
Remainder of 2021	$ 5,393,948
2022	6,738,100
2023	5,854,120
2024	5,064,063
2025	4,712,111
2026 and beyond	13,221,705
Lessee, Operating Lease, Liability, to be Paid	40,984,047
Less: Interest	(5,974,875)
Present Value of Lease Liability	$ 35,009,172